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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21331

Evergreen Managed Income Fund
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 1 of its series, Evergreen Managed Income Fund, for the year ended April 30, 2004. This 1 series has an October 31, 2004 fiscal year end.

Date of reporting period: April 30, 2004

Item 1 - Reports to Stockholders.

Evergreen Managed Income Fund

Evergreen Managed Income Fund

table of contents

1	LETTER TO SHAREHOLDERS
4	FINANCIAL HIGHLIGHTS
5	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
26	AUTOMATIC DIVIDEND REINVESTMENT PLAN
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

LETTER TO SHAREHOLDERS

June 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Managed Income Fund, which covers the six-month period ended April 30, 2004.

Diversification once again played an important role for investors over the past six months. As the tug of war continued between solid fundamentals and geopolitical uncertainties, those portfolios properly allocated for one's long-term goals managed to participate in market gains while limiting the damage during periods of market weakness. Indeed, those investors exposed to domestic and international equities, commodities, and specific sector funds were able to balance the conflicting signals often sent by reports of growth in GDP (Gross Domestic Product) and profits versus many disturbing geopolitical developments.

Equity markets continued to benefit from the powerful combination of growth in GDP and profits throughout the investment period. Stimulative monetary and fiscal policies enabled the economic expansion to broaden from the consumer to U.S. businesses, and the major cost cutting initiatives enacted over the past two years resulted in dramatic improvements in operating leverage, driving corporate earnings higher. In addition to these domestic catalysts, investors in many international markets enjoyed the benefits of renewed growth, particularly in Asia, while the strengthening euro provided investors with encouragement about prospects for improved growth in Europe.

LETTER TO SHAREHOLDERS continued

After emerging relatively unscathed from the volatile U.S. interest rate environment during the third quarter last year, equity investors entered the investment period with plenty of reasons to remain optimistic. Economic growth was accelerating, assisted by several forces propelling demand higher. First, the child tax credit refund checks distributed last summer resulted in significant gains in personal consumption. Second, the deflation concerns previously uttered by the Fed led to a new round of mortgage refinancing activity, which provided consumers with another infusion of cash. Finally, the new tax laws gave U.S. businesses increased incentives to invest, and spending on equipment and software surged.

As a result of these catalysts, economic growth in the U.S. exceeded 5% during the investment period. Higher demand led to more sales for U.S. businesses, and the massive cost cutting previously undertaken by corporations led to significantly larger than expected margin expansion, which propelled earnings higher. These gains in demand were not limited to the U.S. shores. Rapid economic expansion throughout Asia, led by surging demand from China, led to better than forecast gains in international economic growth. In addition, the recent expansion of the Euro-zone, coupled with more market friendly comments from European monetary policymakers, suggest the year to date weakness in many bourses on the continent may be overdone.

Record levels of productivity growth and major increases in capital investment provided a lift to many sector specific investment strategies. Attractive relative valuations boosted many healthcare stocks, and the

LETTER TO SHAREHOLDERS continued

surge in business spending on equipment and software provided the technology sector with solid growth in sales and profits. The growing international demand led to gains in many commodity and precious metal investments, while the improving trend for yield increased the attractiveness within the utilities and telecommunications sectors.

As always, we recommend that investors maintain a proper diversification within their portfolios in order to achieve their long-term investment goals.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FINANCIAL HIGHLIGHTS

(For a common share outstanding throughout each period)

	Six Months Ended
	April 30, 2004	Year Ended
	(unaudited)	October 31, 2003[1]

Net asset value, beginning of period	$19.38	$19.10[2]

Income from investment operations
Net investment income	0.67	0.36
Net realized and unrealized gains or losses on securities, foreign currency related transactions and interest rate swap transactions	0.36	0.46
Total from investment operations	1.03	0.82

Distributions to common shareholders from net investment income	(0.84)	(0.39)

Offering costs charged to capital for:
Common shares	0	(0.04)
Preferred shares	0	(0.11)
Total offering costs	0	(0.15)

Net asset value, end of period	$19.57	$19.38

Market value, end of period	$17.43	$18.15

Total return[3]
Based on market value	0.40%	(7.35%)
Based on net asset value	5.58%	3.86%

Ratios and supplemental data
Net assets of common shareholders, end of period (in thousands)	$822,863	$814,948
Liquidation value of preferred shares, end of period (in thousands)	$400,096	$400,098
Asset coverage ratio, end of period	303%	304%
Ratios to average net assets applicable to common shareholders
Expenses[4]	1.11%[5]	0.95%[5]
Net investment income	7.68%[5]	5.43%[5]
Portfolio turnover rate	41%	8%

[1] For the period from June 25, 2003 (commencement of operations), to October 31, 2003.

[2] Initial public offering price of $20.00 per share less underwriting discount of $0.90 per share.

[3] Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund's Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

[4] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5] Annualized

SCHEDULE OF INVESTMENTS

April 30, 2004  (unaudited)

	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS 5.8%
FHLMC:
Ser. 2390, Class FD, 1.55%, 12/15/2031	$ 492,761	$ 495,688
Ser. 2411, Class F, 1.65%, 02/15/2032	312,661	314,579
FNMA:
Ser. 2000-45, Class F, 1.55%, 12/25/2030	3,408,790	3,417,800
Ser. 2001-24, Class FC, 1.70%, 04/25/2031	1,127,593	1,134,254
Ser. 2001-37, Class F, 1.60%, 08/25/2031	1,197,203	1,206,798
Ser. 2001-62, Class FC, 1.75%, 11/25/2031	1,520,613	1,533,772
Ser. 2001-T10, Class A2, 7.50%, 12/25/2031	1,287,822	1,386,823
Ser. 2002-95, Class FK, 1.60%, 01/25/2033	11,551,569	11,726,543
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2032	1,481,514	1,550,824
Ser. 2003-W6, Class F, 1.45%, 09/25/2042	13,535,847	13,613,010
Ser. 2003-W8, Class 3F2, 1.45%, 05/25/2042	2,367,213	2,372,284
Ser. G92-53, Class FA, 1.875%, 09/25/2022	2,037,252	2,069,291
GNMA:
Ser. 1997-13, Class F, 1.625%, 09/16/2027	6,179,081	6,211,434
Ser. 2000-12, Class FA, 1.65%, 09/16/2024	959,654	961,211
Total Collateralized Mortgage Obligations (cost $47,771,824)		47,994,311
CORPORATE BONDS 66.1%
CONSUMER DISCRETIONARY 21.4%
Auto Components 3.9%
Arvinmeritor, Inc., 8.75%, 03/01/2012 (p)	6,000,000	6,570,000
Collins & Aikman Products Co.:
10.75%, 12/31/2011 (p)	2,335,000	2,428,400
11.50%, 04/15/2006	520,000	517,400
Dana Corp., 9.00%, 08/15/2011	6,000,000	7,110,000
HLI Operating, Inc., 10.50%, 06/15/2010	3,900,000	4,426,500
Meritor Automotive, Inc., 6.80%, 02/15/2009 (p)	4,499,000	4,611,475
RJ Tower Corp., 12.00%, 06/01/2013 (p)	2,680,000	2,633,100
Tenneco Automotive, Inc., 10.25%, 07/15/2013	3,275,000	3,790,812
32,087,687
Hotels, Restaurants & Leisure 6.3%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	6,000,000	6,990,000
Coast Hotels & Casinos, Inc., 9.50%, 04/01/2009 (p)	6,000,000	6,337,500
El Pollo Loco, Inc., 9.25%, 12/15/2009 144A	1,200,000	1,230,000
Equinox Holdings, Inc., 9.00%, 12/15/2009 144A (p)	4,635,000	4,820,400
Friendly Ice Cream Corp., 8.375%, 06/15/2012 144A	1,385,000	1,423,087
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 144A	3,000,000	3,300,000
John Q Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012 (p)	6,000,000	6,630,000
Mandalay Resort Group, 6.375%, 12/15/2011	4,980,000	5,129,400
Mortons Restaurant Group, Inc., 7.50%, 07/01/2010 (p)	1,500,000	1,432,500
Premier Entertainment Biloxi LLC, 10.75%, 02/01/2012 144A	3,000,000	3,255,000
Venetian Casino Resort LLC, 11.00%, 06/15/2010	6,000,000	7,050,000
WCI Communities, Inc., 10.625%, 02/15/2011	4,000,000	4,450,000
52,047,887
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables 2.1%
Amscan Holdings, Inc., 8.75%, 05/01/2014 144A	$ 985,000	$ 1,004,700
Meritage Corp., 9.75%, 06/01/2011	6,000,000	6,712,500
Standard Pacific Corp., 6.25%, 04/01/2014	3,200,000	3,008,000
Technical Olympic USA, Inc., 10.375%, 07/01/2012	6,000,000	6,630,000
17,355,200
Media 5.5%
Cablevision Systems Corp., 8.00%, 04/15/2012 144A	4,360,000	4,392,700
Cinemark, Inc., Sr. Disc. Note, Step Bond, 0.00%, 03/01/2009 144A †	2,975,000	1,877,969
Dex Media East LLC:
9.875%, 11/15/2009 (p)	4,000,000	4,505,000
12.125%, 11/15/2012	3,000,000	3,495,000
Dex Media West LLC, 9.875%, 08/15/2013 144A	3,000,000	3,300,000
EchoStar DBS Corp., 6.375%, 10/01/2011 144A	6,000,000	6,097,500
Emmis Communications Corp., Ser. B, 8.125%, 03/15/2009	6,000,000	6,292,500
Emmis Operating Co. 6.875%, 05/15/2012 144A (p) #	3,000,000	3,007,500
PaNamSat Corp., 8.50%, 02/01/2012	1,400,000	1,589,000
Paxson Communications Corp., 10.75%, 07/15/2008 (p)	6,000,000	6,360,000
Young Broadcasting, Inc., 8.50%, 12/15/2008 144A (p)	4,000,000	4,310,000
45,227,169
Specialty Retail 3.6%
Cole National Group, Inc., 8.875%, 05/15/2012	3,065,000	3,325,525
General Nutrition Centers, Inc., 8.50%, 12/01/2010 144A	3,500,000	3,675,000
Group 1 Automotive, Inc., 8.25%, 08/15/2013	3,000,000	3,292,500
Michaels Stores, Inc., 9.25%, 07/01/2009	6,000,000	6,622,500
Mothers Work, Inc., 11.25%, 08/01/2010	1,125,000	1,189,688
Tempur-Pedic, Inc., 10.25%, 08/15/2010 144A	4,250,000	4,876,875
Warnaco Group, Inc., 8.875%, 06/15/2013	6,000,000	6,480,000
29,462,088
CONSUMER STAPLES 4.5%
Food & Staples Retailing 1.5%
Couche Tard LP, 7.50%, 12/15/2013	5,000,000	5,275,000
Rite Aid Corp.:
8.125%, 05/01/2010	4,000,000	4,340,000
12.50%, 09/15/2006	2,000,000	2,310,000
11,925,000
Food Products 0.8%
Chiquita Brands International, Inc., 10.56%, 03/15/2009	4,000,000	4,395,000
Seminis Vegetable Seeds, Inc., 10.25%, 10/01/2013 144A	2,035,000	2,269,025
6,664,025
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Household Products 0.1%
Solo Cup Co., 8.50%, 02/15/2014 144A	$ 675,000	$ 698,625
Personal Products 1.2%
Playtex Products, Inc.:
8.00%, 03/01/2011 144A (p)	3,800,000	4,009,000
9.375%, 06/01/2011	6,000,000	5,970,000
9,979,000
Tobacco 0.9%
Commonwealth Brands, Inc., 10.625%, 09/01/2008 144A	4,000,000	4,380,000
North Atlantic Trading, Inc., 9.25%, 03/01/2012 144A	3,150,000	3,205,125
7,585,125
ENERGY 8.9%
Energy Equipment & Services 3.5%
Dresser, Inc., 9.375%, 04/15/2011 (p)	6,000,000	6,510,000
Grant Prideco, Inc., 9.625%, 12/01/2007 (p)	6,000,000	6,720,000
Lone Star Technologies, Inc., 9.00%, 06/01/2011	6,000,000	6,150,000
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	3,000,000	3,232,500
SESI LLC, 8.875%, 05/15/2011	6,000,000	6,525,000
29,137,500
Oil & Gas 5.4%
El Paso Energy Corp., 6.75%, 05/15/2009 (p)	6,000,000	5,325,000
El Paso Energy Partners LP, 8.50%, 06/01/2011	2,680,000	2,974,800
El Paso Production Holding Co., 7.75%, 06/01/2013	6,000,000	5,730,000
Evergreen Resources, Inc., 5.875%, 03/15/2012 144A	580,000	577,100
Exco Resources, Inc., 7.25%, 01/15/2011 144A	900,000	913,500
Gulfterra Energy Partners LP, Ser. B, 6.25%, 06/01/2010	4,515,000	4,695,600
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	6,000,000	6,690,000
Petroleum Helicopters, Inc., 9.375%, 05/01/2009	4,000,000	4,260,000
Premcor Refining Group, Inc.:
6.75%, 05/01/2014	3,350,000	3,350,000
9.50%, 02/01/2013	2,650,000	3,047,500
Tesoro Petroleum Corp., 9.625%, 04/01/2012 (p)	6,000,000	6,795,000
44,358,500
FINANCIALS 4.5%
Capital Markets 0.3%
Affinity Group, Inc., 9.00%, 02/15/2012 144A	2,245,000	2,379,700
Diversified Financial Services 1.0%
CitiGroup, Inc., 5.50%, 12/15/2008	1,000,000	1,769,765
Nalco Finance Holdings LLC, Sr. Disc. Note, Step Bond, 0.00%, 02/01/2009
144A †	5,065,000	3,216,275
Ship Finance International, Ltd., 8.50%, 12/15/2013 144A	3,455,000	3,351,350
8,337,390
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Insurance 0.6%
Crum & Forster Holding Corp., 10.375%, 06/15/2013	$4,000,000	$ 4,440,000
Real Estate 2.6%
HMH Properties, Inc., Ser. J, 7.125%, 11/01/2013 REIT	3,525,000	3,595,500
La Quinta Corp., 8.875%, 03/15/2011 REIT	4,000,000	4,460,000
Omega Healthcare Investors, Inc.:
6.95%, 08/01/2007 REIT	6,000,000	6,330,000
7.00%, 04/01/2014 144A	550,000	563,750
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 REIT	6,000,000	6,195,000
21,144,250
HEALTH CARE 4.4%
Health Care Equipment & Supplies 1.3%
Aearo Co., 8.25%, 04/15/2012 144A	720,000	741,600
Kinetic Concepts, Inc., 7.375%, 05/15/2013	650,000	685,750
Norcross Safety Products LLC, Ser. B, 9.875%, 08/15/2011	6,000,000	6,450,000
Universal Hospital Services, Inc., 10.125%, 11/01/2011 144A	2,820,000	3,017,400
10,894,750
Health Care Providers & Services 2.3%
Genesis Healthcare Corp., 8.00%, 10/15/2013 144A	2,500,000	2,650,000
IASIS Healthcare Corp., 8.50%, 10/15/2009	6,000,000	6,450,000
Pacificare Health Systems, Inc., 10.75%, 06/01/2009	3,900,000	4,553,250
Select Medical Corp., 9.50%, 06/15/2009	3,000,000	3,315,000
Team Health, Inc., 9.00%, 04/01/2012 144A	2,400,000	2,316,000
19,284,250
Pharmaceuticals 0.8%
Alpharma, Inc., 8.625%, 05/01/2011 144A	6,000,000	6,330,000
INDUSTRIALS 5.8%
Commercial Services & Supplies 3.3%
Allied Waste North America, Inc.:
6.50%, 11/15/2010 144A	1,800,000	1,809,000
7.375%, 04/15/2014 144A	6,000,000	5,985,000
Geo Group, Inc., 8.25%, 07/15/2013	6,000,000	6,270,000
JohnsonDiversey Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 05/01/2007 †	6,000,000	4,590,000
NationsRent, Inc., 9.50%, 10/15/2010 144A	6,000,000	6,465,000
Service Corporation International, 6.75%, 04/01/2016 144A	1,835,000	1,830,413
26,949,413
Construction & Engineering 0.1%
Williams Scotsman, Inc., 9.875%, 06/01/2007 (p)	920,000	920,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Machinery 2.4%
AGCO Corp., 8.50%, 03/15/2006 (p)	$4,000,000	$ 4,030,000
CNH Global N.V. 9.25%, 08/01/2011 144A	6,000,000	6,720,000
Harsco Corp., 7.25%, 10/27/2010	1,000,000	1,920,218
Mueller Group, Inc., 10.00%, 05/01/2012 144A	1,045,000	1,099,862
Wolverine Tube, Inc., 10.50%, 04/01/2009 (p)	6,000,000	6,510,000
20,280,080
INFORMATION TECHNOLOGY 0.8%
Communications Equipment 0.8%
Consolidated Communications, 9.75%, 04/01/2012 144A	6,000,000	6,210,000
MATERIALS 9.4%
Chemicals 4.9%
Acetex Corp., 10.875%, 08/01/2009	6,000,000	6,630,000
Equistar Chemicals LP, 10.625%, 05/01/2011	5,700,000	6,412,500
Huntsman Advanced Materials LLC:
11.00%, 07/15/2010 144A	2,000,000	2,280,000
11.625%, 10/15/2010	6,000,000	6,630,000
Lyondell Chemical Co., 9.50%, 12/15/2008	3,000,000	3,150,000
Millennium America, Inc.:
9.25%, 06/15/2008 (p)	2,000,000	2,190,000
9.25%, 06/15/2008 144A	2,000,000	2,190,000
OM Group, Inc., 9.25%, 12/15/2011 (p)	6,000,000	6,180,000
Terra Capital, Inc., 11.50%, 06/01/2010	4,000,000	4,380,000
40,042,500
Containers & Packaging 1.6%
Graphic Packaging International, Inc., 9.50%, 08/15/2013 (p)	6,000,000	6,780,000
Owens-Brockway Glass Container, Inc., 8.75%, 11/15/2012	6,000,000	6,585,000
13,365,000
Metals & Mining 1.2%
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 02/01/2014 144A (p)	2,455,000	2,221,775
Massey Energy Co., 6.625%, 11/15/2010	2,695,000	2,721,950
Peabody Energy Corp., 5.875%, 04/15/2016	2,130,000	1,991,550
U.S. Steel Corp., 10.75%, 08/01/2008	2,671,000	3,138,425
10,073,700
Paper & Forest Products 1.7%
Buckeye Technologies, Inc., 8.50%, 10/01/2013	5,000,000	5,350,000
Georgia Pacific Corp.:
8.00%, 01/15/2024 144A (p)	1,670,000	1,761,850
8.125%, 05/15/2011	6,000,000	6,795,000
13,906,850
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 4.5%
Diversified Telecommunication Services 0.7%
Insight Midwest LP:
9.75%, 10/01/2009 (p)	$2,305,000	$ 2,443,300
10.50%, 11/01/2010 144A	2,305,000	2,523,975
Level 3 Communications, Inc., 9.125%, 05/01/2008 (p)	1,400,000	1,008,000
5,975,275
Wireless Telecommunications Services 3.8%
American Tower Corp., 9.375%, 02/01/2009 (p)	6,000,000	6,465,000
Centennial Communications Corp., 10.125%, 06/15/2013	6,000,000	6,210,000
MetroPCS, Inc., 10.75%, 10/01/2011 (p)	6,000,000	6,360,000
Nextel Communications, Inc.:
6.875%, 10/31/2013 (p)	2,220,000	2,253,300
7.375%, 08/01/2015	6,000,000	6,262,500
Rural Cellular Corp., 8.25%, 03/15/2012 144A	580,000	601,750
SpectraSite, Inc., 8.25%, 05/15/2010	3,000,000	3,165,000
31,317,550
UTILITIES 1.9%
Gas Utilities 0.5%
Semco Energy, Inc., 7.75%, 05/15/2013	4,000,000	4,220,000
Multi-Utilities & Unregulated Power 1.4%
AES Corp., 9.50%, 06/01/2009 (p)	2,830,000	3,042,250
NRG Energy, Inc., 8.00%, 12/15/2013 144A	2,150,000	2,176,875
Reliant Resources, Inc.:
9.25%, 07/15/2010 (p)	3,000,000	3,225,000
9.50%, 07/15/2013	3,000,000	3,270,000
11,714,125
Total Corporate Bonds (cost $527,334,100)		544,312,639
FOREIGN BONDS-CORPORATE
(PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 22.5%
CONSUMER DISCRETIONARY 1.5%
Auto Components 0.1%
TRW Automotive, Inc., 10.125%, 02/15/2013, EUR	670,000	918,778
Automobiles 0.6%
Gie Psa Tresorerie, 5.875%, 09/27/2011, EUR	3,000,000	3,918,833
Renault SA, 6.125%, 06/26/2009, EUR	1,000,000	1,312,685
5,231,518
Internet & Catalog Retail 0.3%
Great University Stores, 6.375%, 07/16/2009, GBP	1,500,000	2,737,149
Multi-line Retail 0.2%
Woolworths Group plc, 8.75%, 11/15/2006, GBP	1,000,000	1,871,782
Specialty Retail 0.3%
LVMH Moet Hennessy, 6.125%, 06/25/2008, EUR	1,500,000	1,963,458
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) continued
CONSUMER STAPLES 1.9%
Food & Staples Retailing 1.6%
Big Food Group, 9.75%, 06/30/2012, GBP	500,000	925,689
Casino Guichard Perrachon SA:
5.25%, 04/28/2010, EUR	2,000,000	2,510,276
6.00%, 03/06/2008, EUR	2,000,000	2,583,812
McDonald's Corp., 5.625%, 10/07/2009, EUR	1,000,000	1,296,337
Sodexho Alliance SA, 5.875%, 03/25/2009, EUR	1,500,000	1,925,014
Tesco plc, 7.50%, 07/30/2007, GBP	2,100,000	3,966,510
13,207,638
Tobacco 0.3%
Imperial Tobacco, 6.50%, 11/13/2008, GBP	1,500,000	2,727,701
ENERGY 0.6%
Oil & Gas 0.6%
Pemex Project Funding Master Trust, 6.625%, 04/04/2010, EUR	2,500,000	3,167,786
Transco plc, 7.00%, 12/15/2008, AUD	2,000,000	1,470,316
4,638,102
FINANCIALS 13.7%
Capital Markets 1.2%
Goldman Sachs Group, 5.125%, 04/24/2013, EUR	2,250,000	2,787,412
Lehman Brothers Holdings, Inc., 6.375%, 05/10/2011, EUR	3,000,000	4,034,526
Morgan Stanley, 4.375%, 03/01/2010, EUR	2,500,000	3,044,728
9,866,666
Commercial Banks 5.4%
Australia & New Zealand Banking Group, 5.00%, 05/12/2008, AUD	4,230,000	2,921,629
Banco Santander, 4.00%, 09/10/2010, EUR	7,000,000	8,398,645
Bradford & Bringley, 3.25%, 07/09/2008, EUR	1,000,000	1,184,477
Santander Central Hispano Issuances Ltd., 5.125%, 07/06/2009, EUR	4,500,000	5,697,164
Eurofima, 6.50%, 08/22/2011, AUD	7,000,000	5,122,665
European Investment Bank, 4.00%, 04/15/2009, SEK	5,000,000	653,135
HSBC Holdings plc, 5.375%, 12/20/2012, EUR	4,000,000	5,089,057
Kredit Wiederaufbau, 3.50%, 04/17/2009, EUR	3,180,000	3,809,291
Realkredit Danmark:
6.00%, 10/01/2022, DKK	13,057,670	2,217,538
6.00%, 10/01/2029, DKK	12,697,933	2,136,214
6.00%, 10/01/2032, DKK	12,802,106	2,147,970
Unicredito Italiano SpA, 6.10%, 02/28/2012, EUR	4,000,000	5,315,653
44,693,438
Consumer Finance 1.8%
BMW U.S. Capital LLC, 4.625%, 02/20/2013, EUR	2,500,000	3,024,218
International Lease Finance Corp., 6.625%, 12/07/2009, GBP	1,000,000	1,840,556
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Consumer Finance continued
National Grid Group Finance, 6.125%, 08/23/2011, EUR	3,100,000	4,089,558
Swedish Export Credit Corp., 5.25%, 09/19/2007, AUD	4,000,000	2,825,815
Toyota Credit Canada, Inc., 4.75%, 12/30/2008, CAD	4,000,000	2,989,205
14,769,352
Diversified Financial Services 2.3%
ABB International Finance, Ltd, 11.00%, 01/15/2008, EUR	2,500,000	3,517,201
BAT International Finance plc, 4.875%, 02/25/2009, EUR	3,000,000	3,691,758
Cedulas TDA1, 3.25%, 06/19/2010, EUR	6,000,000	6,959,189
Dexia Municipal Agency, 6.00%, 10/15/2007, AUD	2,000,000	1,441,329
JSG Funding plc, 10.125%, 10/01/2012, EUR	1,150,000	1,531,556
Principal Financial Global Funding LLC, 5.875%, 06/08/2009, GBP	1,000,000	1,803,386
18,944,419
Insurance 0.9%
Aegon NV, 4.625%, 04/16/2008, EUR	1,000,000	1,243,760
AIG SunAmerica, 5.50%, 03/07/2011, EUR	4,500,000	5,842,949
7,086,709
Thrifts & Mortgage Finance 2.1%
Nykredit:
6.00%, 10/01/2022, DKK	40,822,532	6,930,777
6.00%, 10/01/2029, DKK	30,682,645	5,157,888
7.00%, 10/01/2032, DKK	22,454,730	3,924,717
Totalkredit, 6.00%, 07/01/2022, DKK	7,296,272	1,240,627
17,254,009
INDUSTRIALS 1.9%
Aerospace & Defense 0.3%
Bombardier, Inc, 5.75%, 02/22/2008, EUR	2,000,000	2,458,418
Commercial Services & Supplies 0.5%
Agbar International, 6.00%, 11/12/2009, EUR	3,290,000	4,349,271
Electrical Equipment 0.2%
Fimep SA, 11.00%, 02/15/2013, EUR	1,250,000	1,792,733
Industrial Conglomerates 0.3%
Tyco International Group, 5.50%, 11/19/2008, EUR	2,000,000	2,502,252
Road & Rail 0.6%
Deutsche Bahn Finance BV, 4.875%, 07/06/2009, EUR	3,800,000	4,781,584
INFORMATION TECHNOLOGY 0.8%
Construction & Engineering 0.5%
Siemens Financieringsmatsch, 5.75%, 07/04/2011, EUR	3,000,000	3,926,019
Office Electronics 0.3%
Xerox Corp., 9.75%, 01/15/2009, EUR	1,800,000	2,495,305
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 1.5%
France Telecom, 7.25%, 01/28/2013, EUR	4,250,000	5,948,955
Sogerim SA, 7.00%, 04/20/2011, EUR	4,500,000	6,175,207
12,124,162
UTILITIES 0.6%
Electric Utilities 0.6%
Electricidade De Portugal, 6.40%, 10/29/2009, EUR	2,000,000	2,683,935
Endesa BV, 5.375%, 02/21/2013, EUR	1,500,000	1,895,192
4,579,127
Total Foreign Bonds-Corporate (cost $176,638,366)		184,919,590
FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 12.6%
Australia, 5.32%, 08/20/2005, AUD	15,210,000	15,156,853
Canada:
4.40%, 03/15/2008, CAD	5,000,000	3,748,432
4.50%, 04/17/2008, CAD	4,000,000	2,990,372
Hungary, 7.00%, 08/12/2005, HUF	2,053,000,000	9,376,954
New Zealand, 7.00%, 07/15/2009, NZD	20,080,000	13,063,497
Norway, 6.50%, 05/15/2013, NOK	85,030,000	13,888,138
South Africa, 7.00%, 04/10/2008, EUR	2,250,000	2,962,838
Sweden:
5.00%, 01/28/2009, SEK	90,000,000	12,340,326
5.25%, 03/15/2011, SEK	75,000,000	10,366,093
6.75%, 05/05/2014, SEK	36,000,000	5,507,749
United Kingdom, 6.16%, 08/23/2011, GBP	3,250,000	14,513,408
Total Foreign Bonds-Government (cost $105,333,466)		103,914,660
MORTGAGE-BACKED SECURITIES 26.6%
FHLMC:
1.93%, 12/15/2021	$ 587,281	$ 587,823
2.74%, 06/01/2023	1,217,710	1,229,888
3.44%, 07/01/2027	66,779	69,041
3.625%, 12/01/2022	75,144	75,769
3.68%, 10/01/2024	58,865	60,754
3.72%, 08/01/2030 (h)	1,820,723	1,891,134
3.79%, 10/01/2017	17,465	17,787
4.10%, 05/01/2019	32,108	32,470
4.125%, 12/01/2018	113,898	116,358
4.16%, 10/01/2030 (h)	2,064,670	2,144,837
4.18%, 10/01/2022	425,860	434,773
4.19%, 03/01/2018	503,699	514,287
4.23%, 09/01/2032	181,616	186,150
4.29%, 08/01/2017	51,421	52,487
4.375%, 12/01/2026	277,794	280,550
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FHLMC:
4.40%, 08/01/2029	$ 13,366	$ 13,762
4.51%, 07/01/2030	387,178	396,101
4.62%, 05/01/2025	116,213	117,837
4.74%, 10/01/2033	1,527,530	1,581,033
4.80%, 01/01/2030-06/01/2032	390,109	399,488
5.15%, 09/01/2032 (h)	4,659,688	4,839,887
5.27%, 06/01/2018	605,984	629,136
5.63%, 03/01/2032	61,628	63,826
5.72%, 06/01/2028	381,449	383,467
6.22%, 06/01/2035	515,323	524,362
6.34%, 01/01/2027	656,071	678,047
8.50%, 03/01/2030	310,151	341,039
FNMA:
2.40%, 06/01/2033	4,423,187	4,549,224
2.53%, 04/01/2028	3,696,873	3,827,386
2.63%, 06/01/2040-12/01/2040 ##	13,784,397	13,987,224
2.66%, 04/01/2034	6,779,720	6,992,116
3.10%, 12/01/2017	2,536,482	2,573,445
3.42%, 04/01/2034 (h)	3,828,130	3,885,851
3.65%, 11/01/2023	477,741	496,089
4.09%, 03/01/2035 (h)	12,697,644	13,162,894
4.22%, 04/01/2034 (h)	11,851,408	12,220,839
4.33%, 04/01/2034 (h)	7,975,889	8,265,638
4.39%, 10/01/2032	2,156,163	2,220,215
4.50%, 12/01/2016	45,157	45,801
4.625%, 01/01/2017	142,337	144,449
4.77%, 07/01/2033 (h)	13,967,446	14,566,519
4.82%, 01/01/2034 (h)	1,750,626	1,801,640
4.88%, 10/01/2033	1,110,283	1,137,351
4.92%, 06/01/2033-12/01/2034 (h)	13,039,265	13,501,807
4.96%, 03/01/2033	815,800	838,242
5.00%, 04/01/2034 (h)	3,744,605	3,849,044
5.03%, 03/01/2034 (h)	7,165,400	7,403,874
5.11%, 12/01/2022	69,424	70,354
5.26%, 03/01/2034 (h)	4,800,069	4,952,697
5.31%, 04/01/2033 (h)	11,964,762	12,526,545
5.49%, 04/01/2025	824,924	860,154
5.55%, 09/01/2024	14,002	14,162
5.64%, 02/01/2031	106,407	109,164
5.78%, 03/01/2032	397,031	412,830
6.00%, 05/01/2021-04/01/2033	4,047,572	4,144,596
6.182%, 02/01/2032	548,403	574,286
6.25%, 04/01/2021	17,871	18,414
6.32%, 11/01/2024	967,465	988,678
6.39%, 01/01/2033	3,336,191	3,432,393
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
6.41%, 06/01/2031	$ 620,715	$ 636,342
6.50%, 11/01/2032	4,716,549	4,932,677
7.00%, 05/01/2032-09/01/2032	15,102,333	16,059,405
7.50%, 07/01/2032	1,795,262	1,935,004
8.00%, 06/01/2030	409,715	447,690
GNMA:
3.00%, 11/20/2030-10/20/2031	5,664,810	5,614,631
3.50%, 10/20/2030	1,091,508	1,092,746
4.00%, 09/20/2030-02/20/2031	4,382,269	4,406,130
4.25%, 02/20/2029	3,326,055	3,318,971
4.375%, 01/20/2027-03/20/2028	1,357,955	1,373,346
4.50%, 10/20/2029-02/20/2031	8,852,893	8,981,350
6.50%, 06/15/2028	291,789	305,217
9.50%, 12/15/2009-04/15/2011	7,236,673	8,233,843
Total Mortgage-Backed Securities (cost $219,017,307)		218,573,366
YANKEE OBLIGATIONS-CORPORATE 2.9%
CONSUMER DISCRETIONARY 0.7%
Media 0.7%
IMAX Corp., 9.625%, 12/01/2010 144A	6,000,000	6,090,000
ENERGY 0.6%
Oil & Gas 0.6%
Chesapeake Energy Corp., 9.00%, 08/15/2012	4,000,000	4,590,000
INDUSTRIALS 0.2%
Transportation Infrastructure 0.2%
Sea Containers, Ltd., 10.50%, 05/15/2012 #	1,215,000	1,199,813
MATERIALS 0.9%
Containers & Packaging 0.8%
Crown European Holdings SA, 10.875%, 03/01/2013	6,000,000	7,020,000
Paper & Forest Products 0.1%
Millar Western Forest Products, 7.75%, 11/15/2013 144A	655,000	691,025
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.3%
Northern Telecom, Ltd., 6.875%, 09/01/2023 (p)	3,000,000	2,700,000
Wireless Telecommunications Services 0.2%
Rogers Wireless, Inc., 6.375%, 03/01/2014 144A	1,390,000	1,313,550
Total Yankee Obligations-Corporate (cost $23,163,648)		23,604,388
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2004  (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 18.0%
MUTUAL FUND SHARES 18.0%
Evergreen Institutional Money Market Fund (o)	68,541,548	$ 68,541,548
Navigator Prime Portfolio (pp)	79,482,835	79,482,835
Total Short-Term Investments (cost $148,024,383)		148,024,383
Total Investments (cost $1,247,283,094) 154.5%		1,271,343,337
Other Assets, Liabilities and Preferred Shares (54.5%)		(448,480,474)
Net Assets 100.0%		$ 822,862,863

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Kroner
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	Pound Sterling
GNMA	Government National Mortgage Association
HUF	Hungarian Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
REIT	Real Estate Investment Trust
SEK	Swedish Krona

The following table shows the percent of total investments by geographic location as of April 30, 2004:
United States	78.3%
United Kingdom	3.4%
Sweden	2.4%
France	2.4%
Denmark	1.9%
Canada	1.7%
Australia	1.4%
Spain	1.2%
Norway	1.1%
Cayman Islands	1.0%
New Zealand	1.0%
Luxembourg	0.9%
Hungary	0.7%
Germany	0.7%
Netherlands	0.6%
Italy	0.4%
Switzerland	0.4%
South Africa	0.2%
Portugal	0.2%
Ireland	0.1%
100.0%
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004  (unaudited)

Assets
Investments in securities, at value (cost $1,247,283,094), including $77,736,114 of securities loaned	$ 1,271,343,337
Cash	6,720,000
Foreign currency, at value (cost $6,683,613)	6,573,090
Interest receivable	21,354,684
Receivable for closed forward foreign currency exchange contracts	6,856,786
Unrealized gains on forward foreign currency exchange contracts	4,602,933
Receivable for securities lending income	16,182
Unrealized gains on interest rate swap transactions	2,708,506

Total assets	1,320,175,518

Liabilities
Dividends payable	5,502,476
Payable for securities purchased	6,937,105
Payable for securities on loan	79,482,835
Payable for offering costs	278,025
Payable for closed forward foreign currency exchange contracts	4,238,740
Unrealized lossess on forward foreign currency exchange contracts	499,580
Advisory fee payable	55,089
Due to other related parties	5,008
Accrued expenses and other liabilities	217,460

Total liabilities	97,216,318

Preferred shares at redemption value
$25,000 liquidation value per share applicable to 16,000 shares, including dividends payable of $96,337	400,096,337

Net assets applicable to common shareholders	$ 822,862,863

Net assets applicable to common shareholders represented by
Paid-in capital	$ 797,140,640
Overdistributed net investment income	(4,386,466)
Accumulated net realized losses on securities, foreign currency related transactions and interest rate swap transactions	(743,540)
Net unrealized gains on securities, foreign currency related transactions and interest rate swap transactions	30,852,229

Net assets applicable to common shareholders	$ 822,862,863

Net asset value per share applicable to common shareholders
($822,862,863 divided by 42,055,000 common shares issued and outstanding)	$ 19.57

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2004  (unaudited)

Investment income
Interest (net of foreign withholding taxes of $5,743)	$ 36,339,784

Expenses
Advisory fee	3,366,409
Administrative services fee	306,037
Transfer agent fees	30,001
Trustees' fees and expenses	31,001
Printing and postage expenses	49,999
Custodian and accounting fees	227,733
Auction agent fees	512,346
Professional fees	51,857
Other	25,144

Total expenses	4,600,527
Less: Expense reductions	(2,347)

Net expenses	4,598,180

Net investment income	31,741,604

Net realized and unrealized gains or losses on securities, foreign currency related transactions and interest rate swap transactions
Net realized gains or losses on:
Securities	14,511,237
Interest rate swap transactions	(2,315,347)
Foreign currency related transactions	(12,146,528)

Net realized gains on securities, foreign currency related transactions and interest rate swap transactions	49,362
Net change in unrealized gains or losses on securities, foreign currency related transactions and interest rate swap transactions	13,587,570

Net realized and unrealized gains or losses on securities,
foreign currency related transactions and interest rate swap transactions	13,636,932

Dividends to preferred shareholders from net investment income	(2,341,473)

Net increase in net assets applicable to common shareholders resulting from operations	$ 43,037,063

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2004	Year Ended
	(unaudited)	October 31, 2003(a)

Operations
Net investment income	$ 31,741,604	$ 15,147,222
Net realized gains on securities, foreign currency related transactions and interest rate swap transactions	49,362	2,735,410
Net change in unrealized gains or losses on securities, foreign currency related transactions and interest rate swap transactions	13,587,570	17,268,319
Dividends to preferred shareholders from net investment income	(2,341,473)	(836,549)

Net increase in net assets applicable to common shareholders resulting from operations	43,037,063	34,314,402

Distributions to common shareholders from net investment income	(35,121,813)	(16,507,429)

Capital share transactions
Net proceeds from the issuance of common shares	0	744,900,000
Net proceeds from underwriters' over-allotment option exercised	0	58,133,000
Common share offering expenses charged to paid-in capital	0	(1,560,000)
Preferred share offering expenses charged to paid-in capital	0	(4,432,360)

Net increase in net assets resulting from capital share transactions	0	797,040,640

Total increase in net assets applicable to common shareholders	7,915,250	814,847,613
Net assets applicable to common shareholders
Beginning of period	814,947,613	100,000

End of period	$ 822,862,863	$ 814,947,613

Undistributed (overdistributed) net investment income	$ (4,386,466)	$ 2,581,691

(a) For the period from June 25, 2003 (commencement of operations), to October 31, 2003.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Managed Income Fund (the "Fund") was organized as a statutory trust under the laws of the state of Delaware on April 10, 2003 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on June 25, 2003. The Fund's investment objective is to seek a high level of current income consistent with limiting its overall exposure to domestic interest rate risk.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

d. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

e. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

f. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

g. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund's exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

i. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

j. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

2. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.55% of the Fund's average daily net assets applicable to common shareholders, if only common shares are outstanding. The advisory fee increases to 0.82% of the Fund's average daily net assets applicable to common shareholders once preferred shares are issued. For the six months ended April 30, 2004, the Fund had preferred shares issued and outstanding.

First International Advisors, Ltd. ("FIA), an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund. Subject to the supervision of EIMC, FIA manages the foreign debt securities portion of the Fund's portfolio in accordance with the Fund's investment objective and policies.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual fee of 0.05% of the Fund's average daily total assets.

3. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 100,000,000 common shares with no par value. For the six months ended April 30, 2004 and for the period from June 25, 2003 (commencement of operations), to October 31, 2003, the Fund issued 0 and 42,055,000 common shares, respectively.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended April 30, 2004:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 92,547,237	$ 403,989,850	$ 63,851,639	$ 411,789,901

At April 30, 2004, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange	Contracts		U.S. Value at	In Exchange	Unrealized
Date	to Receive		April 30, 2004	for U.S. $	Gain (Loss)

05/03/2004	78,227,500	DKK	$ 12,588,961	$ 12,944,072	($355,111)
05/03/2004	19,000,000	DKK	3,057,624	3,028,709	28,915
05/03/2004	6,000,000	EUR	7,185,313	7,113,450	71,863
05/03/2004	57,000,000	SEK	7,462,635	7,390,648	71,987

Forward Foreign Currency Exchange Contracts to Sell:

Exchange	Contracts		U.S. Value at	In Exchange	Unrealized
Date	to Deliver		April 30, 2004	for U.S. $	Gain (Loss)

05/03/2004	152,197,500	DKK	$ 24,492,773	$ 24,958,593	$ 465,820
05/03/2004	23,980,000	EUR	28,717,299	29,279,580	562,281
05/03/2004	227,145,000	SEK	29,738,599	29,946,211	207,612
06/07/2004	19,711,599	GBP	34,849,960	35,500,000	650,040
07/06/2004	41,217,000	AUD	29,484,929	31,160,052	1,675,123
07/06/2004	22,293,000	NZD	13,799,502	14,668,794	869,292
08/03/2004	170,145,000	SEK	22,221,514	22,213,881	(7,633)
08/03/2004	54,970,000	DKK	8,823,580	8,799,705	(23,875)
08/03/2004	29,980,000	EUR	35,819,141	35,706,180	(112,961)

At April 30, 2004, the Fund had the following open interest rate swap agreements:

			Cash Flows
	Notional		Paid by the	Cash Flows Received	Unrealized
Expiration	Amount	Counterparty	Fund	by the Fund	Gain

11/27/2006	$168,000,000	JP Morgan Chase Bank	2.79%	1.09%	$1,041,674
11/26/2008	112,000,000	JP Morgan Chase Bank	3.582%	1.09%	1,666,832

During the six months ended April 30, 2004, the Fund loaned securities to certain brokers. At April 30, 2004, the value of securities on loan and the value of collateral amounted to $77,736,114 and $79,482,835, respectively. During the six months ended April 30, 2004, the Fund earned $137,250 in income from securities lending which is included in interest income on the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

On April 30, 2004, the aggregate cost of securities for federal income tax purposes was $1,247,421,393. The gross unrealized appreciation and depreciation on securities based on tax cost was $311,606,006 and $287,684,062, respectively, with a net unrealized appreciation of $23,921,944.

As of October 31, 2003, the Fund had $655,237 in capital loss carryovers for federal income tax purposes expiring in 2011.

5. AUCTION MARKET PREFERRED SHARES

The Fund has issued 16,000 Auction Market Preferred Shares ("Preferred Shares") consisting of five series, each with a liquidation value of $25,000 plus accumulated but unpaid dividends (whether or not earned or declared). Dividends on each series of Preferred Shares are cumulative at a rate which is reset based on the result of an auction. The annualized dividend rate was 1.57% during the six months ended April 30, 2004. The Fund will not declare, pay or set apart for payment any dividend to its common shareholders unless the Fund has declared and paid or contemporaneously declares and pays full cumulative dividends on each series of Preferred Shares through its most recent dividend payment date.

Each series of Preferred Shares is redeemable, in whole or in part, at the option of the Fund on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared). Each series of Preferred Shares is also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared) if the requirement relating to the asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The holders of Preferred Shares have voting rights equal to the holders of the Fund's common shares and will vote together with holders of common shares as a single class. Holders of Preferred Shares, voting as a separate class, are entitled to elect two of the Fund's Trustees.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with the Fund's custodian, a portion of fund expenses has been reduced.

7. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

8. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

9. SUBSEQUENT DISTRIBUTIONS

On April 20, 2004, the Fund declared distributions from net investment income of $0.13084 per share, payable on June 1, 2004 to shareholders of record on May 14, 2004. On May 20, 2004, the Fund declared distributions from net investment income of $0.13084 per share, payable July 1, 2004 to shareholder of record on June 15, 2004. These distributions are not reflected in the accompanying financial statements.

ADDITIONAL INFORMATION (unaudited)

AUTOMATIC DIVIDEND REINVESTMENT PLAN

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan ("the Plan"). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by EquiServe Trust Company, N.A., as agent for shareholders in administering the Plan ("Plan Agent"), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund ("newly issued common shares") or (ii) by purchase of outstanding common shares on the open market (open-market purchases) on the American Stock Exchange or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions ("market premium"), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium ("market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

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Visit us online at EvergreenInvestments.com

Transfer Agent, Registrar, Shareholder Servicing Agent & Dividend Disbursing Agent
EquiServe Trust Company, N.A.
P.O. Box 43010
Providence, RI 02940-3010
800.730.6001

Common Stock listed on American Stock Exchange, Symbol ERC.

570141   6/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Applicable for annual reports only.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Managed Income Fund

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 6/25/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 6/25/2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 6/25/2004